Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

12) Related Party Transactions

(a) Related Parties

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2017 and 2016 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2017	2016	2017	2016
Statements of operations:
Other income:
Guarantee income from KNOT (1)	593	192	687	381
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (2)	1,079	733	2,028	1,465
General and administrative expenses:
Administration fee from KNOT Management (3)	430	259	783	633
Administration fee from KOAS (3)	111	100	223	191
Administration fee from KOAS UK (3)	31	35	62	71
Administration and management fee from KNOT (4)	52	51	94	102
Finance income (expense):
Interest expense charged from KNOT (5)	—	—	52	—

Total	$1,110	$986	$2,555	$2,081

(U.S. Dollars in thousands)	At June 30, 2017	At December 31, 2016
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (6)	$29	$38

Drydocking supervision fee from KOAS (6)	—	16

Total	$29	$54

(1)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Windsor Knutsen and Bodil Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 12(b)—Related Party Transactions—Guarantees and Indemnifications. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went offhire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income.
(2)	Technical and operational management fee from KNOT Management to Vessels: KNOT Management AS (“KNOT Management”) provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational services. In addition, there is also a charge for 24-hour emergency response services provided by KNOT for all vessels managed by KNOT.
(3)	Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(4)	Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(5)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(6)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO.

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October, 2015. The new Shell charter has a hire rate that is lower than the hire rate in the initial charter. The difference between the new hire and the initial rate is paid by KNOT.

Under the Omnibus Agreement, KNOT has agreed to indemnify the Partnership until April 15, 2018, against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

(c) Transactions with Management and Directors

See the footnotes to Note 12(a)—Related Party Transactions for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(d) Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2017	At December 31, 2016
Balance Sheet:
Trading balances due from KOAS	$128	$108
Trading balances due from KNOT and affiliates	639	42

Amount due from related parties	767	150

Trading balances due to KOAS	$835	$543
Trading balances due to KNOT and affiliates	6,212	291

Amount due to related parties	$7,047	$834

Amounts due from (to) related parties are unsecured and intended to be settled in the ordinary course of business. They primarily relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(e) Trade accounts payables

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2017	At December 31, 2016
Balance Sheet:
Trading balances due to KOAS	$711	$727
Trading balances due to KNOT and affiliates	877	394

Trade accounts payables to related parties	$1,588	$1,121

(f) Long-term debt from related parties

The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2017	At December 31, 2016
Balance Sheet:
Long-term debt from related parties (KNOT)	$—	$25,000

Total	$—	$25,000

(g) Acquisitions from KNOT

On December 1, 2016, the Partnership acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. This acquisition was accounted for as an acquisition of a business.

On March 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS, the company that owns and operates the Tordis Knutsen. This acquisition was accounted for as an acquisition of a business.

On June 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS, the company that owns and operates the Vigdis Knutsen. This acquisition was accounted for as an acquisition of a business.

The board of directors of the Partnership (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note 15—Business Acquisitions.